Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
(14) Income Taxes
Net deferred tax assets as of December 31, 2021 and 2020 consisted of the following:

	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$5,078,429	$2,659,082
Stock-based compensation	1,156,235	600,592
Vacation accrual	99,300	84,553
Lease liabilities	623,286	727,587
Other accrued expenses	1,119,721	—
Start-up costs	297,136	—

Total deferred tax assets	8,374,107	4,071,814

Less valuation allowance	(5,300,689)	(2,320,958)

Total deferred tax assets after valuation allowance	$3,073,418	$1,750,856

Deferred tax liabilities:
Operating lease right-of-use asset	551,547	641,135
Depreciation and amortization	2,521,871	1,109,721

Total deferred tax liabilities	3,073,418	1,750,856

Net deferred tax asset (liability)	$—	$—

The reconciliation between the Company’s effective tax rate and the statutory tax rate of 21% includes the following significant items: changes in the valuation allowance and permanent items including meals and entertainment. The rate reconciliation was as follows:

	2021		2020
Rate reconciliation:
Net (loss) income before tax	$(17,144,531)		$20,117,773
Federal income tax at statutory rate	(3,600,352)	21.00%	4,224,732	21.00%
State income tax	(9,849)	0.06%	—	—%
Permanent items	1,029,874	(6.01)%	918	(0.01)%
Valuation allowance	2,679,238	(15.63)%	(4,225,651)	(20.99)%
Other	(98,911)	0.58%	1	—%

	$—	—%	$—	—%

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical losses and the uncertainty of future taxable income over the periods which the Company will realize the benefits of its net deferred tax assets, management believes it is more likely than not that the Company will not fully realize the benefits on the balance of its net deferred tax asset and, accordingly, the Company has established a valuation allowance on its net deferred tax assets. The valuation allowance increased by approximately $2,980,000 and decreased by approximately $4,226,000, respectively, for the years ended December 31, 2021 and 2020.
As of December 31, 2021, the Company had approximately $25,175,483 of federal net operating losses, which were generated after December 31, 2017 and can be carried forward indefinitely under the Tax Cuts and Jobs Act and may generally be used to offset up to 80% of future taxable income.
The Company has historically experienced ownership change(s) pursuant to Section 382 of the Internal Revenue Code (“the Code”) of 1986, as amended, as well as similar state provisions. Utilization of the Company’s net operating loss carryforwards are subject to annual limitation(s) due to historical ownership change(s) that have occurred and may be further restricted in the event future ownership changes occur. These ownership changes may limit the amount of the net operating loss carryover that can be utilized annually to offset future taxable income. In general, an “ownership change”, as defined by Section 382 of the Code results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percentage points of the outstanding stock of a company by certain stockholders.
U.S. GAAP provides that the tax effects from uncertain tax positions can be recognized in the consolidated financial statements only if the position is more likely than not of being sustained on audit, based on the technical merits of the position. As of December 31, 2021 and 2020, there were no uncertain tax provisions. There was no interest or penalties related to income taxes for the years ended December 31, 2021 and 2020, and there was no accrued interest or penalties associated with uncertain tax positions as of December 31, 2021 and 2020.
The Company files tax returns as prescribed by the laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable. The Company’s tax years are still open under the statute from 2018 to present. However, to the extent allowed by law, the taxing authorities may have the right to examine the period from 2015 through 2021 where net operating losses were generated and carried forward and make adjustments to the amount of the net operating loss carryforward amount. The Company is not currently under examination by federal or state jurisdictions.
As discussed in Note 10,
Notes Payable
, on March 27, 2020, the CARES Act was enacted in response to the
COVID-19
pandemic. It was determined the CARES Act did not materially impact the Company’s tax provision as of December 31, 2021.